Deferred benefits and gains	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Deferred benefits and gains
46	Deferred benefits and gains

	2022	2021
	RMB million	RMB million
Maintenance rebates	467	485
Government grants	288	233
Others	5	7

	760	725